Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies [Abstract]
Risk-free interest rate
Expected life (in years)	0 years	0 years	0 years
Expected volatility
Expected dividend yield